UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2009
                                                  -----------------
Check here if Amendment [ ]; Amendment Number:
                                                  --------------
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Trafelet & Company UK, LLP
Address:    16 New Burlington Place, 2nd Floor
            London, W1s 2HX England

Form 13F File Number:    28-11645
                       -------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

By:       Trafelet Services UK Limited, Managing Member
Name:     Remy Trafelet
Title:    Director
Phone:    (212) 201-7800

Signature, Place, and Date of Signing:

   /s/  Remy Trafelet                 New York, NY          May 15, 2009
    ----------------------    -------------------------   ----------------
          [Signature]               [City, State]              [Date]



Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 3

Form 13F Information Table Value Total: $23,738 (thousands)

List of Other Managers reporting for this Manager:

No.     Name                                   Form 13F File Number
----------------------------------------------------------------------------
1.      Trafelet & Company Advisors, LLC        28-10829
2.      Trafelet & Company, LLC                 28-10380
3.      Remy W. Trafelet                        28-13170

                                               FORM 13F INFORMATION TABLE
                                            1ST QUARTER ENDING MARCH 31, 2009

COLUMN 1                     COLUMN 2     COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6       COLUMN 7         COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS   CUSIP      VALUE     SHRS OR   SH/  PUT/ INVESTMENT      OTHER       SOLE   SHARED   NONE
                                                      (X$1000)  PRN AMT  PRN CALL  DIRECTION      MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
ABERCROMBIE & FITCH CO   CL A             002896207   4,284    180,000   SH        SHARED-DEFINED  1, 2, 3     180,000
APPLE INC                COM              037833100   7,064     67,200   SH        SHARED-DEFINED  1, 2, 3      67,200
ICICI BK LTD             ADR              45104G104  12,390    932,300   SH        SHARED-DEFINED  1, 2, 3     932,300



